Incentive Award Plan (Tables)	12 Months Ended
Dec. 31, 2011
Incentive Award Plan [Abstract]
Summary of the Company's Unvested Restricted Stock and LTIP Units
A summary of the Company's unvested restricted stock and LTIP units is presented below:

	Unvested Restricted Shares/LTIP Units	Weighted Average Grant- Date Fair-Value
Balance at December 31, 2008	900,841	$18.92
Granted	603,900	12.38
Vested	(189,658)	27.02
Forfeited	(19,325)	13.52
Balance at December 31, 2009	1,295,758	14.77
Granted	658,859	16.55
Vested	(332,183)	16.90
Forfeited	(34,374)	11.19
Balance at December 31, 2010	1,588,060	15.15
Granted	630,337	18.38
Vested	(467,120)	16.03
Forfeited	(30,215)	16.17
Balance at December 31, 2011	1,721,062	$16.09

Incentive Award Plan Selected Data
Selected data of the Company's incentive award plan is presented below (in thousands except share and period amounts):

	Years Ended December 31,
	2011	2010	2009
Aggregate value of shares granted	$11,612	$10,901	$7,475
Fair-value of shares vested	$8,547	$5,278	$2,011
Stock-based compensation expense recognized in general and administrative expenses and rental operations expense	$7,582	$6,988	$5,625
Shares surrendered to the Company and retired in lieu of cash payments for taxes due on the vesting of restricted stock	129,342	79,555	3,435
Data at period end:
Total compensation to be expensed related to unvested awards in future periods	$18,886
Weighted average expense period (in years)	2.8